Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIMENSIONAL INVESTMENT GROUP INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
R25 Shares | GLOBAL EQUITY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Global Equity Portfolio is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class R25 shares of the Global Equity Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Global Equity Portfolio does not pay transaction costs when buying and selling shares of other mutual funds managed by the Advisor (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Global Equity Portfolio’s performance. During the most recent fiscal year, the Global Equity Portfolio’s portfolio turnover rate was 2% based on the weighted average portfolio turnover ratios of each of the portfolio’s underlying investment.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Class R25 shares are a new class of shares of the Portfolio, so the “Other Expenses” shown for the class are based on anticipated fees and expenses for the first full fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the Global Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. The costs for the Portfolio reflect the net expenses that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To achieve its investment objective, the Global Equity Portfolio under normal market circumstances, allocates its assets to Underlying Funds that invest in domestic and international equity securities. In addition to its allocation strategy of providing exposure to the domestic equity and international equity markets through investment in the Underlying Funds, the Global Equity Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes, such as large capitalization, small capitalization and emerging markets stocks.

As of February 28, 2014, the Global Equity Portfolio invests in domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies and a domestic equity Underlying Fund that primarily invests in publicly traded REITs. The Global Equity Portfolio also purchases international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies. The Underlying Funds in which the Global Equity Portfolio invests as of February 28, 2014 are described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—ALLOCATION PORTFOLIOS—Investments in Underlying Funds.” Periodically the Advisor will review the allocations for the Global Equity Portfolio in each Underlying Fund and may adjust allocation to Underlying Funds or may add or remove Underlying Funds without notice to shareholders. In addition, when the Advisor determines that the market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the Global Equity Portfolio.

		Certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Also the Underlying Funds may lend their portfolio securities to generate additional income.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Fund of Funds Risk: The investment performance of the Global Equity Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Global Equity Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the Global Equity Portfolio or any Underlying Fund will be achieved. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in Underlying Funds, the Global Equity Portfolio is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

		Other risks of the Underlying Funds are described in the Global Equity Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—ALLOCATION PORTFOLIOS.”
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the Global Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and ten year returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The Global Equity Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the Global Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Global Equity Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Global Equity Portfolio Institutional Class Shares Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2004-December 2013
Highest Quarter	Lowest Quarter
23.77 (4/09-6/09)	-23.68 (10/08-12/08)

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus.
Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2013 Annualized Returns (%)
R25 Shares | GLOBAL EQUITY PORTFOLIO | Class R25
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	$ 426
R25 Shares | GLOBAL EQUITY PORTFOLIO | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
2004	rr_AnnualReturn2004	19.00%	[3]
2005	rr_AnnualReturn2005	10.95%	[3]
2006	rr_AnnualReturn2006	20.47%	[3]
2007	rr_AnnualReturn2007	4.41%	[3]
2008	rr_AnnualReturn2008	(39.99%)	[3]
2009	rr_AnnualReturn2009	34.51%	[3]
2010	rr_AnnualReturn2010	19.35%	[3]
2011	rr_AnnualReturn2011	(7.41%)	[3]
2012	rr_AnnualReturn2012	18.24%	[3]
2013	rr_AnnualReturn2013	29.15%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.68%)
One Year	rr_AverageAnnualReturnYear01	29.15%	[3]
Five Years	rr_AverageAnnualReturnYear05	17.82%	[3]
Ten Years	rr_AverageAnnualReturnYear10	8.51%	[3]
R25 Shares | GLOBAL EQUITY PORTFOLIO | MSCI World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.68%
Five Years	rr_AverageAnnualReturnYear05	15.02%
Ten Years	rr_AverageAnnualReturnYear10	6.98%

[1]	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
[2]	The Advisor has agreed to waive certain fees of the Portfolio. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver.
[3]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.